INCOME TAXES (DETAILS 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Valuation Allowance [Line Items]
At the beginning of the year	$ 803	$ 805	$ 767
Changes in prior year tax losses carry forward	(60)	32	168
Current year reduction	(21)	(34)	(130)
At the end of the year	$ 722	$ 803	$ 805